Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022		Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2020	Jun. 30, 2019	[2]
Current Assets
Cash and Cash Equivalents	$ 1,034			$ 1,469					$ 4,028
Trade Receivables, Net	79,444			98,699					111,332
Related Party Receivable				245					1,476
Inventory, Net	163,057			249,439					141,661
Other Current Assets	7,852			9,128					7,287
Total Current Assets	251,387			358,980					265,784
Property and Equipment, Net	11,266			3,284					6,330
Operating Lease Right-Of-Use Assets	7,493			8,360					12,658
Goodwill	87,151			79,903					79,903
Intangibles, Net	24,754			18,764					23,927
Other Long-Term Assets	270			3,748					361
Total Assets	388,225			473,039					388,963
Current Liabilities
Accounts Payable	149,780			198,187					214,332
Accrued Expenses	9,805			11,573					13,555
Current Portion of Financing Lease Obligations	3,740			4,453					811
Current Portion of Operating Lease Obligations	2,404			4,453					4,622
Seller Note, Current									3,000
Income Taxes Payable				418					2,286
Revolving Credit Facility, Net	127,343			135,968
Total Current Liabilities	293,544			350,599					238,606
Revolving Credit Facility, Net									53,580
Debt, Non-Current				3,377
Seller Note, Non-Current									750
Operating Lease Obligations	4,608			4,864					9,277
Deferred Tax Liability				5,271					6,448
Total Liabilities	304,266			364,111					308,661
Commitments and Contingencies
Stockholders' Equity
Common Stock: No Par Value, Authorized 1000 shares Issued 957 Shares, Outstanding 900 Shares as of December 31, 2022, and June 30, 2022	5			5	[1]				5	[1]
Paid In Capital	44,326			39,995					39,995
Treasury Stock				(2,674)					(2,674)
Accumulated Other Comprehensive Loss	(66)			(66)					(73)
Retained Earnings	39,694			71,668					43,049
Total Stockholders' Equity	83,959	$ 92,496	$ 101,419	108,928		$ 116,061	$ 109,829	$ 85,975	80,302		$ 52,919	$ 44,016
Total Liabilities and Stockholders' Equity	$ 388,225			$ 473,039					$ 388,963

[1]	Shares of common stock have been retroactively restated to give effect to the Merger.
[2]	Shares of legacy Class A common stock have been retroactively restated to give effect to the Merger.